Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended									3 Months Ended			12 Months Ended					12 Months Ended					12 Months Ended
	Feb. 23, 2013 Store	Feb. 25, 2012	Feb. 26, 2011	Feb. 23, 2013 Asset under Construction [Member]	Feb. 25, 2012 Asset under Construction [Member]	Feb. 26, 2011 Asset under Construction [Member]	Feb. 23, 2013 Retail Food and Save-A-Lot [Member]	Feb. 25, 2012 Retail Food and Save-A-Lot [Member]	Feb. 26, 2011 Retail Food and Save-A-Lot [Member]	Feb. 23, 2013 Save-A-Lot [Member]	Dec. 01, 2012 Save-A-Lot [Member]	Sep. 08, 2012 Save-A-Lot [Member] Store	Feb. 23, 2013 Save-A-Lot [Member] Store	Feb. 23, 2013 Independent Business [Member]	Feb. 23, 2013 Minimum [Member]	Feb. 25, 2012 Minimum [Member]	Feb. 26, 2011 Minimum [Member]	Feb. 23, 2013 Minimum [Member] Building Improvements [Member]	Feb. 23, 2013 Minimum [Member] Equipment [Member]	Feb. 23, 2013 Maximum [Member]	Feb. 25, 2012 Maximum [Member]	Feb. 26, 2011 Maximum [Member]	Feb. 23, 2013 Maximum [Member] Building Improvements [Member]	Feb. 23, 2013 Maximum [Member] Equipment [Member]
Significant Accounting Policies [Line Items]
Number of weeks in first quarter	16 weeks
Number of weeks in second, third and fourth quarter	12 weeks
Retail food advertising expenses							$ 86	$ 69	$ 42
Net book overdrafts	131	147	203
Allowance for losses on receivables	5	3
Bad debt expense	11	6	11
Percentage of inventory valued under LIFO	60.00%	60.00%
Percentage of LIFO inventory valued under replacement cost method	5.00%	4.00%
Percentage of LIFO inventory valued under retail inventory method and weighted average	55.00%	56.00%
Percentage of FIFO inventory valued under cost, weighted average cost and retail inventory method	23.00%	22.00%
Percentage of FIFO inventory valued under replacement cost method	17.00%	18.00%
Cost of sales decreased due to certain LIFO layers were reduced	6	9	5
Value increase in inventory by changing the method from LIFO to FIFO	211	207
Remaining lease term															1 year					20 years
Anticipated loss on disposition recognized	1,150
Estimated useful life																		10 years	3 years				40 years	10 years
Interest capitalized during period				4	6	8
Pre-tax non-cash impairment charge related to store level impairment review										8
Number of non-strategic stores closed	22											22	22
Impairment of long-lived assets related to store closures													16
Impairment Charges											10	16		5
Discount rate	4.25%	4.55%	5.60%												0.40%	0.40%	0.60%			5.10%	5.10%	5.10%
Discount on self-insurance reserve	$ 7	$ 8